Notes Payable Third Parties (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Principal	$ 530,644	$ 313,290
Unamortized discount	(256,157)	(83,745)
Principal net of discount	274,487	229,545
July 19, 2010 [Member] | Investor [Member]
Principal	2,500	2,500
Unamortized discount
Principal net of discount	2,500	2,500
April 28, 2011 [Member] | Investment Firm [Member]
Principal		20,500
Unamortized discount		(1,524)
Principal net of discount		18,976
June 20, 2011 [Member] | Investment Firm [Member]
Principal		53,000
Unamortized discount		(10,497)
Principal net of discount		42,503
August 24, 2011 [Member] | Investment Firm [Member]
Principal		15,000
Unamortized discount		(7,069)
Principal net of discount		7,931
September 1, 2011 [Member] | Investment Firm [Member]
Principal		50,000
Unamortized discount		(18,877)
Principal net of discount		31,123
October 26, 2011 [Member] | Investment Firm [Member]
Principal		12,000
Unamortized discount		(9,835)
Principal net of discount		2,165
October 26, 2011 [Member] | Investment Firm One [Member]
Principal		40,000
Unamortized discount		(29,180)
Principal net of discount		10,820
December 5, 2011 [Member] | Investment Firm [Member]
Principal		18,200
Unamortized discount		(6,763)
Principal net of discount		11,437
February 7, 2012 [Member] | Investment Firm [Member]
Principal	11,200
Unamortized discount	(1,272)
Principal net of discount	9,928
February 10, 2012 [Member] | Investment Firm [Member]
Principal	19,000
Unamortized discount	(6,904)
Principal net of discount	12,096
April 2, 2012 [Member] | Investment Firm [Member]
Principal	75,000
Unamortized discount	(37,808)
Principal net of discount	37,192
April 3, 2012 [Member] | Investment Firm [Member]
Principal	37,500
Unamortized discount	(11,015)
Principal net of discount	26,485
May 21, 2012 [Member] | Investment Firm [Member]
Principal	32,500
Unamortized discount	(13,874)
Principal net of discount	18,626
December 15, 2010 [Member] | Non Affiliate Related Party [Member]
Principal	27,100
Unamortized discount	(21,160)
Principal net of discount	5,940
July 12, 2012 [Member] | Investment Firm [Member]
Principal	26,500
Unamortized discount	(20,691)
Principal net of discount	5,809
December 10, 2010 [Member] | Investment Firm [Member]
Principal	75,674
Unamortized discount	(63,026)
Principal net of discount	12,648
August 1, 2012 [Member] | Investment Firm [Member]
Principal	32,500
Unamortized discount	(20,789)
Principal net of discount	11,711
August 14, 2012 [Member] | Investment Firm [Member]
Principal	42,500
Unamortized discount	(28,830)
Principal net of discount	13,670
January 26, 2012 [Member] | Non Affiliate Related Party [Member]
Principal	36,580
Unamortized discount	(21,543)
Principal net of discount	15,037
August 16, 2012 [Member] | Investment Firm [Member]
Principal	5,000
Unamortized discount	(4,383)
Principal net of discount	617
September 20, 2012 [Member] | Investment Firm [Member]
Principal	5,000
Unamortized discount	(4,862)
Principal net of discount	138
January 17, 2010 [Member] | Advisory Firm [Member]
Principal	53,150	53,150
Unamortized discount
Principal net of discount	53,150	53,150
February 10, 2010 [Member] | Consultant [Member]
Principal	8,580	8,580
Unamortized discount
Principal net of discount	8,580	8,580
February 10, 2010 [Member] | Engineering Firm [Member]
Principal	30,360	30,360
Unamortized discount
Principal net of discount	30,360	30,360
June 7, 2010 [Member] | Investor [Member]
Principal	10,000	10,000
Unamortized discount
Principal net of discount	$ 10,000	$ 10,000